UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Ryan Frank, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1519

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2026

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a)

SanJac Alpha Core Plus Bond ETF
SJCP (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC)
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the SanJac Alpha Core Plus Bond ETF (the “Fund”) for the fiscal year ended  May 31, 2026. You can find additional information about the Fund at https://sanjacalpha.com/etf-sjcp/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SanJac Alpha Core Plus Bond ETF	$67	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended  May 31, 2026,  the Fund  delivered total returns of 4.69% (based on net asset value).
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s results reflected the income generated by its core government holdings alongside a complement of selected credit securities, including mREIT exchange-traded debt and preferred shares. The Federal Reserve’s three rate cuts in the second half of 2025, which brought the target range to 3.50%–3.75%, supported the exposure to mREITs which tend to benefit from lower funding costs on their borrowings.
The Fund’s primary test came in late February and March 2026. U.S.-led strikes on Iran beginning February 28 led to a tactical closure of the Strait of Hormuz, the maritime chokepoint through which roughly a fifth of the world’s petroleum passes. Brent crude spiked from around $72 to nearly $120 per barrel in a matter of days, and the inflationary implications pushed the 10-year Treasury yield from approximately 3.96% to a multi-month high near 4.48%.
The Fund’s U.S. Treasury holdings had some sensitivity to the rapid rate  selloff, though our durations in the Fund were held at low levels for defensiveness. Our exchange-traded credit products and preferred shares can carry some beta to markets as well and experienced a temporary mark-to-market drawdown during the stress. As the conflict moved toward a provisional resolution and markets stabilized into the late spring, those positions recovered, and the income they generated throughout the episode provided extra ballast when prices wobbled.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
SanJac Alpha Core Plus Bond ETF	PAGE 1	TSR-AR-56170L687

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/10/2024)
SanJac Alpha Core Plus Bond ETF NAV	4.69	4.02
Bloomberg U.S. Aggregate Bond Index	5.13	2.48
Visit https://sanjacalpha.com/etf-sjcp/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$7,538,243
Number of Holdings	19
Net Advisory Fee Paid	$15,523
Portfolio Turnover Rate	83%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Securities	33.4%
Exchange Traded Debt	12.7%
Real Estate Investment Trusts - Preferred Stock	9.9%
U.S. Treasury Bills	3.3%
Collateralized Mortgage Obligations	1.1%
Real Estate Investment Trusts - Common Stock	1.0%
Cash & Other	38.6%

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	24.4%
United States Treasury Inflation Indexed Bonds	9.0%
Rithm Capital Corp.	8.0%
PennyMac Mortgage Investment Trust	5.6%
United States Treasury Bill	3.3%
Babcock & Wilcox Enterprises, Inc.	2.8%
Chimera Investment Corp.	2.2%
Xcel Energy, Inc.	2.2%
NextEra Energy Capital Holdings, Inc.	1.2%
Duke Energy Corp.	0.9%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://sanjacalpha.com/etf-sjcp/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund  documents not be householded, please contact the Fund  at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund  or your financial intermediary.
SanJac Alpha Core Plus Bond ETF	PAGE 2	TSR-AR-56170L687

SanJac Alpha Low Duration ETF
SJLD (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC)
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the SanJac Alpha Low Duration ETF (the “Fund”) for the fiscal year ended  May 31, 2026. You can find additional information about the Fund at https://sanjacalpha.com/etf-sjld/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SanJac Alpha Low Duration ETF	$36	0.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2026, the Fund delivered total returns of 5.20% (based on net asset value).
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s results were driven by a disciplined commitment to short-duration positioning in a year that tested experts in predicting the path of interest rates. We built the portfolio around very short-maturity U.S. Treasuries and high-quality short-term credit, which let us capture attractive front-end yields in a fairly flat curve while keeping interest-rate sensitivity low.
Developments that shaped the macroeconomic  backdrop
The Federal Reserve resumed cutting in the second half of 2025, lowering its target range by 75 basis points across its September, October, and December meetings to 3.50%–3.75%. A softening labor market, underscored by a record 43-day government shutdown that clouded the economic data into November, gave policymakers room to ease.
Volatile tariff policy continued throughout 2025 and into 2026 and kept inflation stubbornly above the Fed’s 2% target. That limited how far policymakers were willing to go in cutting rates and kept the front end of the curve well-anchored rather than collapsing, which helped preserve the income on our short-dated holdings.
A sharp geopolitical shock caused by the US/Iran conflict and subsequent oil supply constraints during late February through May 2026 sent rates broadly higher, a move our short-duration stance was specifically built to withstand.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
SanJac Alpha Low Duration ETF	PAGE 1	TSR-AR-56170L679

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/10/2024)
SanJac Alpha Low Duration ETF NAV	5.20	4.67
Bloomberg U.S. Aggregate Bond Index	5.13	2.48
Visit https://sanjacalpha.com/etf-sjld/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$2,548,453
Number of Holdings	10
Net Advisory Fee Paid	$6,497
Portfolio Turnover Rate	66%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Bills	39.1%
Exchange Traded Debt	34.1%
U.S. Treasury Securities	24.3%
Cash & Other	2.5%

Top Issuers	(% of Net Assets)
United States Treasury Bill	39.1%
United States Treasury Inflation Indexed Bonds	24.3%
PennyMac Mortgage Investment Trust	11.9%
MFA Financial, Inc.	6.9%
Babcock & Wilcox Enterprises, Inc.	5.0%
NextEra Energy Capital Holdings, Inc.	4.4%
Chimera Investment Corp.	3.0%
TPG Mortgage Investment Trust, Inc.	3.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://sanjacalpha.com/etf-sjld/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund  documents not be householded, please contact the Fund  at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund  or your financial intermediary.
SanJac Alpha Low Duration ETF	PAGE 2	TSR-AR-56170L679

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that there are two audit committee financial experts serving on its audit committee. Gaylord B. Lyman and Scott C. Jones are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services and tax services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/2026	FYE 5/31/2025
Audit Fees	$36,200	$35,000
Audit-Related Fees	N/A	N/A
Tax Fees	$7,400	$7,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant as well as non-audit services provided to the registrant’s investment adviser and any entity controlling, controlled by or under the common control with the investment adviser that provides ongoing services to the registrant, relating to the operations and financial reporting of the registrant.

The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of the pre-approval requirement were as follows for the SanJac Alpha ETFs:

	FYE 5/31/2026	FYE 5/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other entity controlling, controlled by or under common control with the registrant’s investment adviser) for the last two years.

Non-Audit Related Fees	FYE 5/31/2026	FYE 5/31/2025
Registrant	$7,400	$7,000
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Act”), and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: Gaylord B. Lyman, Scott Craven Jones, Lawrence T. Greenberg, and James R. Schoenike.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

SanJac Alpha ETFs
SanJac Alpha Core Plus Bond ETF (SJCP)
SanJac Alpha Low Duration ETF (SJLD)
Core Financial Statements
May 31, 2026

SANJAC ALPHA CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Par	Value
U.S. TREASURY SECURITIES - 33.4%
United States Treasury Inflation Indexed Bonds, 1.63%, 04/15/2030	$674,265	$676,661
United States Treasury Note/Bond
3.38%, 02/29/2028	850,000	841,447
4.00%, 05/31/2028	1,000,000	1,000,097
TOTAL U.S. TREASURY SECURITIES (Cost $2,526,363)		2,518,205

	Shares
REAL ESTATE INVESTMENT TRUSTS - Preferred Stock - 9.9%
Mortgage REITs - 9.9%
PennyMac Mortgage Investment Trust, Series A, 8.13%, Perpetual(a)	7,412	169,735
Rithm Capital Corp.
Series B, 9.56% (3 mo. Term SOFR + 5.90%), Perpetual	1,450	36,482
Series D, 7.00% to 11/15/2026 then 5 yr. CMT Rate + 6.22%, Perpetual	21,800	543,038
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED STOCK (Cost $759,318)		749,255
EXCHANGE TRADED DEBT - 12.7%
Electric Utilities - 3.1%
Duke Energy Corp., 5.63%, 09/15/2078	3,000	71,520
Xcel Energy, Inc., 6.25%, 10/15/2085	6,800	163,404
Heavy Electrical Equipment - 2.8%
Babcock & Wilcox Enterprises, Inc., 6.50%, 12/31/2026(b)	8,306	208,148
Mortgage REITs - 5.6%
Chimera Investment Corp.
9.00%, 05/15/2029	2,600	65,728
9.25%, 08/15/2029	4,000	101,000
PennyMac Mortgage Investment Trust, 9.00%, 02/15/2030	10,074	254,369
Utilities - 1.2%
NextEra Energy Capital Holdings, Inc., Series U, 6.50%, 06/01/2085	3,700	91,612
TOTAL EXCHANGE TRADED DEBT (Cost $966,143)		955,781

	Par
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
Federal Home Loan Mortgage Corp.
Series 4077, Class TO, 0.00%, 05/15/2041(c)	$28,803	21,912
Series 4777, Class CB, 3.50%, 10/15/2045	16,226	16,120
Government National Mortgage Association, Series 2022-195, Class PO, 0.00%, 11/20/2052(c)	57,812	44,942
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $85,962)		82,974

The accompanying notes are an integral part of these financial statements.

1

SANJAC ALPHA CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2026(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON STOCK - 1.0%
Mortgage REITs - 1.0%
Dynex Capital, Inc.	4,000	$52,360
Rithm Capital Corp.	2,500	23,300
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON STOCK (Cost $75,600)		75,660

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 3.3%
3.62%, 06/30/2026(d)	$250,000	249,270
TOTAL SHORT-TERM INVESTMENTS (Cost $249,275)		249,270
TOTAL INVESTMENTS - 61.4% (Cost $4,662,661)		$4,631,145
Other Assets in Excess of Liabilities - 38.6%		2,907,098
TOTAL NET ASSETS - 100.0%		$7,538,243

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of May 31, 2026.

(b)	Non-income producing security.
(c)	Principal only security.
(d)	The rate shown is the annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

2

SANJAC ALPHA LOW DURATION ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Par	Value
U.S. TREASURY SECURITIES - 24.3%
United States Treasury Inflation Indexed Bonds, 1.63%, 04/15/2030	$617,211	$619,404
TOTAL U.S. TREASURY SECURITIES (Cost $621,104)		619,404

	Shares
EXCHANGE TRADED DEBT - 34.1%
Heavy Electrical Equipment - 5.0%
Babcock & Wilcox Enterprises, Inc., 6.50%, 12/31/2026(a)	5,068	127,004
Mortgage REITs - 24.7%
Chimera Investment Corp., 9.25%, 08/15/2029	3,000	75,750
MFA Financial, Inc.
8.88%, 02/15/2029	3,000	75,240
9.00%, 08/15/2029	4,000	100,840
PennyMac Mortgage Investment Trust
9.00%, 02/15/2030	6,000	151,500
9.00%, 06/15/2030	5,900	151,335
TPG Mortgage Investment Trust, Inc., 9.50%, 05/15/2029	3,000	75,537
Utilities - 4.4%
NextEra Energy Capital Holdings, Inc., Series U, 6.50%, 06/01/2085	4,500	111,420
TOTAL EXCHANGE TRADED DEBT (Cost $868,374)		868,626

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 39.1%
3.62%, 06/30/2026(b)	$1,000,000	997,082
TOTAL SHORT-TERM INVESTMENTS (Cost $997,100)		997,082
TOTAL INVESTMENTS - 97.5% (Cost $2,486,578)		$2,485,112
Other Assets in Excess of Liabilities - 2.5%		63,341
TOTAL NET ASSETS - 100.0%		$2,548,453

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

3

SANJAC ALPHA ETFs
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2026

	SanJac Alpha Core Plus Bond ETF	SanJac Alpha Low Duration ETF
ASSETS:
Investments, at value	$ 4,631,145	$2,485,112
Cash - interest bearing deposit account	3,897,706	160,012
Interest receivable	10,168	1,967
Dividends receivable	2,183	1,828
Total assets	8,541,202	2,648,919
LIABILITIES:
Payable for investments purchased	1,001,213	99,709
Payable to advisor (Note 4)	1,746	757
Total liabilities	1,002,959	100,466
NET ASSETS	$ 7,538,243	$ 2,548,453
Net Assets Consist of:
Paid-in capital	$ 7,530,773	$ 2,524,197
Total distributable earnings	7,470	24,256
Total net assets	$ 7,538,243	$ 2,548,453
Net assets	$ 7,538,243	$ 2,548,453
Shares issued and outstanding (unlimited shares authorized with a par value of $0.01)	300,000	100,000
Net asset value per share	$25.13	$25.48
Cost:
Investments, at cost	$4,662,661	$ 2,486,578

The accompanying notes are an integral part of these financial statements.

4

SANJAC ALPHA ETFs
STATEMENTS OF OPERATIONS
For the Year Ended May 31, 2026

	SanJac Alpha Core Plus Bond ETF	SanJac Alpha Low Duration ETF
INVESTMENT INCOME:
Interest income	$111,835	$98,404
Dividend income	20,970	—
Total investment income	132,805	98,404
EXPENSES:
Investment advisory fee (Note 4)	15,523	6,497
Total expenses	15,523	6,497
Net investment income	117,282	91,907
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	4,710	(4,451)
Net realized gain (loss)	4,710	(4,451)
Net change in unrealized depreciation on:
Investments	(25,633)	(604)
Net change in unrealized depreciation	(25,633)	(604)
Net realized and unrealized loss	(20,923)	(5,055)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$96,359	$86,852

The accompanying notes are an integral part of these financial statements.

5

SANJAC ALPHA ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	SanJac Alpha Core Plus Bond ETF		SanJac Alpha Low Duration ETF
	Year Ended May 31, 2026	Period Ended May 31, 2025(a)	Year Ended May 31, 2026	Period Ended May 31, 2025(a)
OPERATIONS:
Net investment income	$117,282	$28,678	$91,907	$14,907
Net realized gain (loss)	4,710	(1,831)	(4,451)	(4)
Net change in unrealized depreciation	(25,633)	(5,884)	(604)	(861)
Net increase in net assets from operations	96,359	20,963	86,852	14,042
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(96,306)	(13,546)	(66,783)	(9,855)
Total distributions to shareholders	(96,306)	(13,546)	(66,783)	(9,855)
CAPITAL TRANSACTIONS:
Shares sold	6,538,531	1,246,256	2,024,197	500,000
Shares redeemed	(254,014)	—	—	—
Net increase in net assets from capital transactions	6,284,517	1,246,256	2,024,197	500,000
Net increase in net assets	6,284,570	1,253,673	2,044,266	504,187
NET ASSETS:
Beginning of the year (period)	1,253,673	—	504,187	—
End of the year (period)	$ 7,538,243	$ 1,253,673	$ 2,548,453	$ 504,187
SHARES TRANSACTIONS
Shares sold	260,000	50,000	80,000	20,000
Shares redeemed	(10,000)	—	—	—
Total increase in shares outstanding	250,000	50,000	80,000	20,000

(a)	The Fund commenced operations on September 10, 2024.
The accompanying notes are an integral part of these financial statements.

6

SANJAC ALPHA CORE PLUS BOND ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year (period)

	Year Ended May 31, 2026	Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of year (period)	$25.07	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.24	0.89
Net realized and unrealized loss on investments	(0.08)	(0.34)
Total from investment operations	1.16	0.55
LESS DISTRIBUTIONS FROM:
Net investment income	(1.10)	(0.48)
Total distributions	(1.10)	(0.48)
Net asset value, end of year (period)	$25.13	$25.07
Total return(c)	4.69%	2.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (period) (in thousands)	$7,538	$1,254
Ratio of expenses to average net assets(d)	0.65%	0.65%
Ratio of net investment income to average net assets(d)	4.93%	4.92%
Portfolio turnover rate(c)	83%	15%

(a)	Operations commenced on September 10, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year (period).
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

7

SANJAC ALPHA LOW DURATION ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year (period)

	Year Ended May 31, 2026	Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of year (period)	$25.21	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.26	0.75
Net realized and unrealized gain (loss) on investments(c)	0.02	(0.05)
Total from investment operations	1.28	0.70
LESS DISTRIBUTIONS FROM:
Net investment income	(1.01)	(0.49)
Total distributions	(1.01)	(0.49)
Net asset value, end of year (period)	$25.48	$25.21
Total return(d)	5.20%	2.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (period) (in thousands)	$2,548	$504
Ratio of expenses to average net assets(e)	0.35%	0.35%
Ratio of net investment income to average net assets(e)	4.95%	4.12%
Portfolio turnover rate(d)	66%	60%

(a)	Operations commenced on September 10, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year (period).
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

8

SANJAC ALPHA ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2026
NOTE 1 – ORGANIZATION
The SanJac Alpha Core Plus Bond ETF (the “Core Plus Bond ETF”) and the SanJac Alpha Low Duration ETF (the “Low Duration ETF”) (each, a “Fund,” and collectively, the “Funds”) are each a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. Each Fund is classified as a non-diversified open-end investment management company under the 1940 Act. Each Fund commenced operations on September 10, 2024. SanJac Alpha LP (the “Advisor”) serves as the investment advisor to the Funds. The Low Duration ETF seeks current income consistent with preservation of capital and daily liquidity. The Core Plus Bond ETF seeks current income and total returns consistent with limited volatility and the preservation of capital.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services- Investment Companies” including FASB Accounting Standard Update ASU 2013-08.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liabilities for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on a tax return. The tax returns for the Funds for the prior two fiscal periods are open for examination. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Delaware.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended May 31, 2026, the Funds did not incur any interest or penalties.
C.
Securities Transactions, Income, Expenses, and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized using the effective interest method. The Funds invest in real estate investment trusts (REITs) which report information on the source of their distributions annually. The Funds’ policies are to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported. Income on REITs may be reclassified to realized gains or as an adjustment to cost in order to correctly recognize the true character of the distributions received by the Funds. Each Fund is charged a unitary management fee on an accrual basis. All other expenses, besides those mentioned in Note 4, are paid by the investment advisor.

The Funds distribute substantially all of their net investment income, if any, typically quarterly, and net realized capital gains, if any, at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.

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SANJAC ALPHA ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of May 31, 2026 and through the date the financial statements were issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and has concluded that no additional disclosures or recognition are necessary.

NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the fiscal year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the date of measurement.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation methodologies applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Debt Securities: Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at the mean between the bid and asked prices on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.
Short-Term Debt Securities: Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

10

SANJAC ALPHA ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and REITs, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Funds calculate their net asset value (“NAV”) because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event (a “Significant Event”) occurring after the close of the market in which the security is principally traded, but before the time the Funds calculate their NAV. A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.
Cash and Cash Equivalents: Cash and cash equivalents include cash on hand and demand deposits. The Funds sweep uninvested cash into a Money Market Deposit Account (MMDA) offered by U.S. Bank. MMDAs are interest-bearing accounts that offer competitive interest rates and limited transactions capabilities. These accounts are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000 per depositor, per bank.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Funds’ valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Funds’ portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Funds’ securities as of May 31, 2026:
Core Plus Bond ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$2,518,205	$—	$2,518,205
Real Estate Investment Trusts - Preferred Stock	749,255	—	—	749,255
Exchange Traded Debt	955,781	—	—	955,781
Collateralized Mortgage Obligations	—	82,974	—	82,974
Real Estate Investment Trusts - Common Stock	75,660	—	—	75,660
U.S. Treasury Bills	—	249,270	—	249,270
Total Investments	$1,780,696	$2,850,449	$—	$4,631,145

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SANJAC ALPHA ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
Low Duration ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$619,404	$—	$619,404
Exchange Traded Debt	868,626	—	—	868,626
U.S. Treasury Bills	—	997,082	—	997,082
Total Investments	$868,626	$1,616,486	$—	$2,485,112

Refer to the Schedule of Investments for further disaggregation of investment categories.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the year ended May 31, 2026, the Advisor provided the Funds with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.65% of the average daily net assets of the Core Plus Bond ETF and 0.35% of the average daily net assets of the Low Duration ETF. For the year ended May 31, 2026, the Funds incurred $15,523 and $6,497 in advisory fees for the Core Plus Bond ETF and Low Duration ETF, respectively. Advisory fees payable at May 31, 2026 for the Core Plus Bond ETF and Low Duration ETF were $1,746 and $757, respectively.
Under the investment advisory agreement, the Advisor has agreed to pay all expenses of the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, legal or other expenses in connection with any arbitration or litigation, extraordinary expenses, shareholder service fees and expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-l under the 1940 Act, interest and taxes of any kind or nature, the unified management fee payable to the Advisor, and certain other excluded expenses.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator under a Fund Administration Servicing Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds and provides Chief Compliance Officer services to the Funds. U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ custodian.
Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Shares of the Funds (“Shares”) are continuously offered for sale by the Distributor only in Creation Units (defined below). The Distributor will not distribute Shares in amounts less than a Creation Unit (defined below) and does not maintain a secondary market in Shares.
Certain officers of the Trust are employees of the Administrator and are not paid any fees by the Funds for serving in such capacities.
NOTE 5 – SECURITIES TRANSACTIONS
For the year ended May 31, 2026, the cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities, short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Core Plus Bond ETF	$1,799,152	$612,528
Low Duration ETF	$910,703	$225,826

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SANJAC ALPHA ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
Purchases and sales of long-term U.S. Government securities were as follows:

	Purchases	Sales
Core Plus Bond ETF	$2,882,589	$1,092,314
Low Duration ETF	$856,618	$650,547

There were no purchases or sales in-kind for the fiscal year ended May 31, 2026.
NOTE 6 – CREATION AND REDEMPTION TRANSACTIONS
The Funds offer and issue Shares at their NAV only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Funds generally offer and issue Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security. Shares are listed on the Nasdaq Stock Market LLC (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. A Creation Unit of each Fund generally consists of 10,000 Shares, though this may change from time to time. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities. The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.
NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of May 31, 2026, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Core Plus Bond ETF	Low Duration ETF
Cost of investments(a)	$4,663,954	$2,490,137
Gross unrealized appreciation	6,020	5,578
Gross unrealized depreciation	(38,829)	(10,603)
Net unrealized depreciation	(32,809)	(5,025)
Undistributed ordinary income	40,026	32,717
Undistributed long-term capital gain	254	—
Total distributable earnings	40,280	32,717
Other accumulated losses	(1)	(3,436)
Total accumulated earnings	$7,470	$24,256

(a)	The difference between the book basis and tax basis net unrealized depreciation and cost is attributable primarily to wash sales.
As of May 31, 2026, the Core Plus Bond ETF had no outstanding capital loss carryover, and the Low Duration ETF had short-term capital losses in the amount of $3,437, with no expiration to offset future capital gains. The Core Plus Bond ETF utilized capital loss carryover in the amount of $1,621 during the fiscal year.

13

SANJAC ALPHA ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
The tax character of distributions paid during the year ended May 31, 2026, and the period ended May 31, 2025, were as follows:

	Year Ended May 31, 2026	Period Ended May 31, 2025
Core Plus Bond ETF
Ordinary Income	$96,306	$13,546
Low Duration ETF
Ordinary Income	$66,783	$9,855

NOTE 8 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Funds may enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
NOTE 9 – SEGMENT REPORTING
The Funds operate as single segment entities. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the portfolio managers of the Advisor. This team serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. While no known individual shareholder has a position which exceeds 25% of the voting securities of the Funds, there are shareholders who are affiliated with the Advisor. As of May 31, 2026, the Advisor and investors who are affiliated with the Advisor, when aggregated, owned approximately 4.75% of the voting securities of the Core Plus Bond ETF, and 11.05% of the Low Duration ETF.
NOTE 11 – ACCOUNTING PRONOUNCEMENTS
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.

14

SANJAC ALPHA ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of SanJac Alpha Core Plus Bond ETF and
SanJac Alpha Low Duration ETF and
Board of Trustees of Manager Directed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the SanJac Alpha ETFs comprising SanJac Alpha Core Plus Bond ETF and SanJac Alpha Low Duration ETF (the “Funds”), each a series of Manager Directed Portfolios, as of May 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period September 10, 2024 (commencement of operations) through May 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2026, the results of their operations for the year then ended, the changes in net assets and the financial highlights for the year then ended and for the period September 10, 2024 (commencement of operations) through May 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2025.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 29, 2026

15

SANJAC ALPHA ETFs
Approval of the Investment Advisory Agreement (Unaudited)
Approval of Investment Advisory Agreement for SanJac Alpha Low Duration ETF and SanJac Alpha Core Plus
Bond ETF
The Board of Trustees (the “Board” or the “Trustees”) of Manager Directed Portfolios (the “Trust”) met on May 27, 2026 to consider the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the SanJac Alpha Low Duration ETF (the “Low Duration ETF”) and the SanJac Alpha Core Plus Bond ETF (the “Core Plus ETF”) (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and the Funds’ investment advisor, SanJac Alpha LP (“SanJac” or the “Advisor”). The Board, which is comprised solely of Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), had previously met at a special meeting held on April 30, 2026 to discuss the renewal of the Advisory Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the continuation of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by counsel to the Independent Trustees discussing factors relevant to the renewal of the Advisory Agreement, comparative performance information, SanJac’s Form ADV Part 1A, due diligence materials provided by SanJac, including information regarding SanJac’s compliance program, personnel and financial condition, profitability information, and other pertinent information. The Board also reviewed the advisory fee payable by each Fund under the Advisory Agreement and comparative fee and expense information as reported by a third-party analytics firm.
The Trustees met with the officers of the Trust and legal counsel to discuss the information provided and met in executive session with legal counsel to the Independent Trustees to review their duties in considering the Advisory Agreement and the information provided. The Trustees noted that they had met with representatives of SanJac during the year to discuss SanJac’s investment strategy for the Funds, each Fund’s performance, updates about the Advisor’s business and personnel and other matters. The Board also took into account information reviewed periodically throughout the year regarding the services provided by the Advisor, the performance of each Fund, trading services, Fund expenses, asset flows, compliance matters and other information deemed relevant.
Based on their evaluation of the information provided as part of the April and May meetings, as well as information provided over the course of the year, the Trustees approved the continuation of the Advisory Agreement for an additional one-year term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement.
1. Nature, Extent and Quality of Services Provided to the Funds
The Trustees considered the nature, extent and quality of services provided by the Advisor under the Advisory Agreement, including portfolio management, research, trading, compliance monitoring, marketing and ETF-related services as well as the qualifications and experience of personnel at the Advisor who are involved in the day-to-day activities of the Funds.
The Board considered the Advisor’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Advisor’s compliance program. The Board also considered its previous experience with the Advisor providing investment management services to the Funds. The Trustees considered the information provided by the Advisor in response to the due diligence questionnaire and as part of their meetings with the Advisor.
The Trustees concluded that the nature, extent and quality of services provided to each Fund by SanJac were appropriate and that each Fund was likely to continue to benefit from the services provided by SanJac under the Advisory Agreement.
2. Investment Performance of the Funds
Low Duration ETF. The Trustees considered the performance of the Fund for the one-year and since-inception periods ended March 31, 2026 on an absolute basis and in comparison to (1) the Fund’s benchmark index, (2) a peer group of funds constructed using Morningstar, Inc. data and presented by FUSE Research Network (“FUSE”), an independent third-party analytics firm, and (3) a performance universe of other short-term bond funds with similar pricing features.

16

SANJAC ALPHA ETFs
Approval of the Investment Advisory Agreement (Unaudited)(Continued)
The Trustees noted that the Fund trailed its benchmark, the Bloomberg US Aggregate Bond Index, and the peer group average for the one-year period, outperformed the Index for the since-inception period and underperformed the peer group average for the since-inception period.
Core Plus ETF. The Trustees considered the performance of the Fund for the one-year and since-inception periods ended March 31, 2026 on an absolute basis and in comparison to (1) the Fund’s benchmark index, (2) a peer group of funds constructed using Morningstar, Inc. data and presented by FUSE, and (3) a performance universe of other intermediate core-plus bond funds with similar pricing features.
The Trustees noted that the Fund underperformed its benchmark, the Bloomberg US Aggregate Bond Index, and peer group average for the one-year period and outperformed the benchmark and peer group average for the since-inception period.
The Board considered that each Fund had less than two years of performance, which was a short period of time over which to evaluate a Fund’s performance. The Trustees concluded that each Fund’s performance was satisfactory.
3. Advisory Fees and Expenses
The Trustees considered each Fund’s advisory fee rate and expense ratio relative to those of peer funds in the respective FUSE peer group. The Trustees considered that the Advisor charges a unitary management fee pursuant to which it has agreed to pay all expenses incurred by each Fund, except for the unitary management fee payable to the Advisor and certain excluded expenses.
The Trustees noted that the Low Duration ETF’s advisory fee rate was equal to the peer group median and the Fund’s total expense ratio was in line with the peer group median. The Trustees noted that the Core Plus ETF’s advisory fee rate was above the peer group median and the Fund’s total expense ratio was above the peer group median. The Trustees noted that SanJac does not manage any comparable accounts.
The Trustees concluded that each Fund’s expenses and the management fee paid to SanJac were fair and reasonable in light of the comparative expense and management fee information and the quality of the services provided to each Fund by SanJac.
4. Costs of Services Provided and Profits Realized by the Advisor
The Trustees considered SanJac’s financial condition, noting financial support available to the firm. The Trustees concluded that SanJac has sufficient financial resources to support its services to each Fund.
The Trustees did not consider SanJac’s level of profitability from its relationship with the Funds to be a material factor because the Funds were not profitable to SanJac during the period presented.
5. Economies of Scale
The Trustees did not consider economies of scale to be a material factor given the current asset size of the Funds.
6. Benefits Derived from the Relationship with the Fund
Based on the information presented, the Trustees did not consider any direct or indirect benefits that could be realized by SanJac from its association with the Funds to be material factors.
Conclusion
In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all important but rather considered these factors collectively in light of each Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement for an additional one-year term as being in the best interests of each Fund and its shareholders.

17

SANJAC ALPHA ETFs
ADDITIONAL INFORMATION
May 31, 2026 (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended May 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

SanJac Alpha Core Plus Bond ETF	37.03%
SanJac Alpha Low Duration ETF	43.49%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2026, was as follows:

SanJac Alpha Core Plus Bond ETF	36.55%
SanJac Alpha Low Duration ETF	43.49%

18

SANJAC ALPHA ETFs
ADDITIONAL INFORMATION
May 31, 2026 (Unaudited)(Continued)
Item 7(b). Financial Highlights are included within the financial statements under Item 7(a) above.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Included above.

19

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	August 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	August 4, 2026

By (Signature and Title)*	/s/ Colton Scarmardo
Colton Scarmardo, Treasurer/Principal Financial Officer

Date	August 4, 2026

* Print the name and title of each signing officer under his or her signature.